Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Estimated useful lives of assets	Depreciation and amortization are provided on a straight-line basis over the estimated useful lives of the assets which do not exceed the lease term for leasehold improvements, as follows:

Leasehold interests in land classified as leases			50 years
Leasehold improvements	Shorter of lease term or 3 years
Land improvements, buildings and building improvements	10	–	50 years
Leased buildings and equipment	Lease term
Ferries			20 years
Furniture, fittings and equipment	3	–	20 years
Vehicles	5	–	6 years